DESCRIPTION OF PRINCIPAL ACTIVITIES AND ORGANIZATION (Details) ¥ in Thousands			12 Months Ended
	Jun. 11, 2019	Jun. 11, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 30, 2020	Dec. 09, 2019
Variable Interest Entity [Line Items]
Ratio applied for equity awards due to separation	1
Assets and liabilities of VIE
Total assets			¥ 480,797	¥ 757,337
Total liabilities			469,942	1,043,484
Financial performance and cash flows of VIE
Revenues			620,953	635,910	¥ 579,650
Net loss			279,248	(318,356)	245,451
Net Cash Provided by (Used in) Operating Activities			214,820	327,544	334,039
Net cash provided by investing activities			384,613	(257,750)	(124,348)
Net cash provided by financing activities			(522,234)		(160,194)
Beijing Zhong Zhi Academy
Variable Interest Entity [Line Items]
Equity interest acquired (in percent)							44.00%
Individual shareholder of Beijing Zhong Zhi Academy | Beijing Zhong Zhi Academy
Variable Interest Entity [Line Items]
Equity interest acquired (in percent)							56.00%
Shareholder of Shouzheng, Jiatianxia Credit Management | Shouzheng
Variable Interest Entity [Line Items]
Equity interest acquired (in percent)						67.00%
VIEs
Variable Interest Entity [Line Items]
Registered capital			¥ 9,590	6,500
Exclusive option to acquire, percentage of equity interests			100.00%
Assets and liabilities of VIE
Total assets			¥ 5,238	1,957
Total liabilities			2,022	386
Financial performance and cash flows of VIE
Revenues			267		26
Net loss			(548)	(1,755)	(705)
Net Cash Provided by (Used in) Operating Activities			403	(1,362)	¥ (318)
Net cash provided by investing activities			3,090
Net cash provided by financing activities				¥ 1,910
Zhong Zhi Hong Yuan
Variable Interest Entity [Line Items]
Registered capital		¥ 1,500
VIE assets pledged or collateralized			¥ 0
Equity Pledge Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Exclusive Technical Consultancy and Services Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Number of days for advance notice required for termination of agreement		30 days
Operating Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Number of days for advance notice required for termination of agreement		30 days
Exclusive Call Option Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Maximum material contract allowed VIE to enter without prior consent of primary beneficiary		¥ 100,000
Loan Agreement
Variable Interest Entity [Line Items]
Term of agreement		10 years
Aggregate amount of loans to equity holders		¥ 1,500